Debt - Schedule of Debt (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013
Debt Instrument [Line Items]
Senior Notes	$ 1,192,500,000	$ 1,325,000,000	$ 1,325,000,000
Other indebtedness	9,707,000	11,421,000
Total debt	1,202,207,000	1,336,421,000
Short-term borrowings	(7,559,000)	(8,754,000)
Total long-term debt	1,194,648,000	1,327,667,000
Total debt	1,202,207,000	1,336,421,000
Accounts Receivable Securitization Facility [Member]
Debt Instrument [Line Items]
Line of credit	$ 0	$ 0